Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments
Total prepayments	$ 12,473,550	$ 17,261,010
Subcontracting [Member]
Prepayments
Total prepayments	4,549,208	4,890,716
Fuel [Member]
Prepayments
Total prepayments	32,796	240,048
Insurance [Member]
Prepayments
Total prepayments	12,379	16,724
Parts and Others [Member]
Prepayments
Total prepayments	62,450	71,309
Car Services [Member]
Prepayments
Total prepayments	3,421,921	7,638,237
Telecommunication Services Expenses [Member]
Prepayments
Total prepayments	2,499,872	3,808,139
Marketing Services [Member]
Prepayments
Total prepayments	1,479,777
Liquor [Member]
Prepayments
Total prepayments	374,047	373,281
Legal [Member]
Prepayments
Total prepayments		$ 222,556
Rental [Member]
Prepayments
Total prepayments	$ 41,100